TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$9,277	$5,632	$(2,555)
Foreign	1,066	2,047	(727)

	$10,343	$7,679	$(3,282)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$436	$890	$527
Deferred taxes	(2,321)	(652)	14

	$(1,885)	$238	$541

Domestic	$(1,617)	$151	$283
Foreign	(268)	87	258

	$(1,885)	$238	$541

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forward	$50,413	$52,035
Reserves and allowances	8,283	7,016

Net deferred tax assets before valuation allowance	58,696	59,051
Valuation allowance	(53,496)	(53,865)

Deferred tax asset	$5,200	$5,186

Domestic:
Short-term deferred tax asset	$1,857	$1,157
Long-term deferred tax asset	1,857	2,547

	$3,714	$3,704

Foreign:
Short-term deferred tax asset	$743	$463
Long-term deferred tax asset	743	1,019

	$1,486	$1,482

Schedule of Income Tax Reconciliation Between Theoretical and Actual Tax Expenses Benefit [Table Text Block]

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$10,343	$7,679	$(3,282)

Statutory tax rate	25%	24%	25%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,586	$1,843	$(821)
Income tax at rate other than the Israeli statutory tax rate	327	275	(55)
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	646	1,373	807
Deferred taxes on losses for which a valuation allowance was provided	(3,855)	2,416	369
Valuation allowance recorded to APIC	181	(266)	386
Utilization of operating losses carry forward	(2,846)	(3,233)	-
Tax adjustment in respect of different tax rates	-	(1,219)	-
Taxes in respect to prior years	41	(54)	(162)
State and Federal taxes	90	93	48
Foreign exchange	760	(901)	89
Other	185	(89)	(120)

Actual tax expense (benefit)	$(1,885)	$238	$541

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits in the year ended December 31, 2012 is as follows:

Gross unrecognized tax benefits as of January 1, 2012	$190

Increase in tax position for current year	8

Gross unrecognized tax benefits as of December 31, 2012	$198